ACQUISITIONS AND DIVESTITURES - TANOS ENERGY HOLDINGS III, LLC (“TANOS”) BUSINESS COMBINATION (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 18, 2021	Aug. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Payments for derivatives, investing activities			$ 0	$ 0	$ 56,466
TANOS
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Collaborative agreement proportion of working interests in acquiree	51.25%
Consideration transferred, acquisition-date fair value	$ 116,061
Transaction costs	$ 2,384
Payments for derivatives, investing activities		$ 52,666